Stock-based Compensation	12 Months Ended
Dec. 31, 2021
Gelesis
Stock-based Compensation
16.	Stock-Based Compensation

2016 Stock Option Plan

In September 2016, the Company’s Board of Directors approved the 2016 Stock Option and Grant Plan (the “2016 Plan”), which supersedes the 2006 Stock Incentive Plan, and provides for the grant of incentive stock options, nonqualified stock options, and restricted stock to employees, directors, and nonemployees of the Company. The 2016 Plan was authorized to issue up to 4,018,185 shares on common stock at January 1, 2019. In June 2020, the 2016 Plan was amended to increase the number of authorized shares of common stock to 5,634,251. Under the 2016 Plan, 73,164 and 496,542 shares remained available for issuance at December 31, 2021 and 2020, respectively.

Options and restricted stock awards generally vest based on the grantee’s continued service with the Company during a specified period following a grant as determined by the Board of Directors and expire ten years from the grant date. In general, awards typically vest in three years, but vesting conditions can vary based on the discretion of the Company’s Board of Directors.

The fair value of the options is estimated at the grant date using Black-Scholes and recognized over the vesting period, taking into account the terms and conditions upon which options are granted. The fair value of restricted stock awards is the fair value at the date of grant reduced by the exercise price of the award, if any. The fair value of both options and restricted stock awards are amortized on a straight-line basis over the requisite service period of the awards.

Stock Option Activity

The following table summarizes the Company’s stock option activity for the year ended December 31, 2021:

		Weighted-	Weighted-
		Average	Average
		Exercise	Remaining	Aggregate
	Number of	Price per	Contractual	Intrinsic Value
	Options	Share	Term (Years)	(in thousands)
Outstanding at December 31, 2020	5,034,858	$9.26	6.12	$14,742
Granted	518,684	18.52
Exercised	(255,062)	0.57		5,304
Forfeited	(68,090)	10.98
Expired	(340,570)	1.49
Outstanding at December 31, 2021	4,889,820	$10.39	6.17	$54,449
Exercisable at December 31, 2021	3,704,417	$9.21	5.28	$45,211
Nonvested at December 31, 2021	1,185,403	$14.10	8.95	$9,238

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the common stock. The total fair value of options vested during the years ended December 31, 2021 and 2020 was $5.5 million and $3.1 million, respectively.

Stock-based compensation expense is classified in the consolidated statements of operations as follows (in thousands):

	Year ended
	December 31,
	2021	2020
Research and development	$1,565	$1,960
General and administrative	3,967	2,848
Total	$5,532	$4,808

The fair value of each option issued was estimated at the date of grant using Black-Scholes with the following weighted-average assumptions:

	Year ended
	December 31,
	2021	2020
Fair value of common stock	$20.02	$11.18
Expected volatility	60.1%	63.6%
Expected term (in years)	5.8	5.8
Risk-free interest rate	1.1%	0.2%
Expected dividend yield	0.0%	0.0%

The weighted-average grant date fair value of stock options granted during the years ended December 31, 2021 and 2020 was $11.25 and $6.31 per share, respectively. At December 31, 2021 and 2020, there was $8.7 million and $8.7 million, respectively, of unrecognized compensation cost related to unvested stock option grants under the 2016 Plan, which is expected to be recognized over a weighted-average period of 1.7 and 2.2 years, respectively.

Restricted Stock Unit (“RSU”) Activity

During the year ended December 31, 2021, the Company issued 313,354 RSUs at a weighted-average fair value of $21.41 per unit.

Each RSU entitles the holder to one share of common stock on vesting and the RSU awards are based on a cliff vesting schedule over requisite service periods in which the Company recognizes compensation expense for the RSUs. Vesting of the RSUs is subject to the satisfaction of certain performance conditions. The Company recognizes the estimated grant date fair value of these performance-based awards as stock-based compensation expense over the performance period based upon its determination of whether it is probable that the performance conditions will be achieved. The Company assesses the probability of achieving the performance conditions at each reporting period. Cumulative adjustments, if any, are recorded to reflect subsequent changes in the estimated or actual outcome of performance-related conditions.

During the year ended December 31, 2021, as the Company deemed the outcome of the performance condition probable, the Company recognized $36,000 with respect to certain RSUs within general and administrative expense on the accompanying consolidated statements of operations. At December 31, 2021, unrecognized compensation cost for RSU awards granted totaled $6.7 million..